Land Use Rights, Net - Summary of Land Use Rights (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Land Use Rights Net [Abstract]
Land use rights	¥ 63,618
Less: Accumulated amortization	(636)
Land use right, net	¥ 62,982	$ 9,652